Post-employment benefits - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) member	Dec. 31, 2023 USD ($) member	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Past service cost gain	$ (942)	$ 437
Demographic assumptions increase in weighted turnover	15.80%	19.50%
Financial assumptions decrease of discount rate	0.95%	1.50%	2.25%
Average life expectancy in years after retirement for male	22 years 9 months 25 days	22 years 9 months 25 days
Average life expectancy in years after retirement for female	24 years 7 months 2 days	24 years 7 months 2 days
United States
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefit expense, 401(k) defined contribution plan	$ 300	$ 400
Swiss Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members | member	209	233
Estimating the defined benefit obligation, the discount rates	0.95%	1.50%
Demographic assumptions increase in expected employee salaries	2.50%	2.75%
Weighted average modified duration	13 years 7 months 6 days	11 years 8 months 12 days
LPP interest rate	2.30%	1.50%
Extra mandatory part equivalent to discount rate	2.30%	1.50%
Demographic assumptions increase in expected employee turnover rate	1.00%	1.25%
Expected employer contributions for next annual reporting period	$ 1,500
French Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members | member	84	97
Estimating the defined benefit obligation, the discount rates	3.55%	3.55%
Demographic assumptions increase in expected employee salaries	3.00%	3.00%
Weighted average modified duration	15 years 3 months 18 days	16 years 1 month 6 days
Demographic assumptions increase in expected employee turnover rate	2.00%	2.00%
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Past service cost gain	$ (942)	$ 437